Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Investment in debt securities - unquoted
Investment	₨ 403,872		₨ 393,453
Investments in subsidiaries, joint ventures and associates	1,229,808	$ 14,370	1,203,862
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
The Gizmo App Company [Member]
Investment in debt securities - unquoted
Investment	21,395		20,843
Tasoula Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	225,000		225,000
Padvest Corporation [Member]
Investment in debt securities - unquoted
Investment	4,279		4,168
Digifresh Corporation [Member]
Investment in debt securities - unquoted
Investment	17,116		16,640
VEH Srishti Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	375,300		375,300
Chatter Inc [Member]
Investment in debt securities - unquoted
Investment	12,837		12,506
Passerine Technologies Inc [Member]
Investment in debt securities - unquoted
Investment	17,116		16,675
Cloudfabrix Software Inc [Member]
Investment in debt securities - unquoted
Investment	128,372		125,061
Sylvie Unlimited Inc [Member]
Investment in debt securities - unquoted
Investment	12,837		₨ 12,506
Sunsure Solarpark Eighteen [Member]
Investment in debt securities - unquoted
Investment	₨ 9,974